LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ (1,500)						$ (823)		$ (1,034)
Net repayment of long-term debt							(823)		(1,034)
Long-term debt net of transaction costs, beginning of year							14,448		16,080
Net repayment of long-term debt							(823)		(1,034)
Loss (gain) on foreign exchange							672		(608)
Deferred transaction costs incurred							18		3
Amortization of deferred transaction costs							11		13
Long-term debt net of transaction costs, end of year							14,290		14,448
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt							157		2,999
Repayment of long-term debt							(157)		(3,283)
Net repayment of long-term debt							0		(284)
Net repayment of long-term debt							0		(284)
Bank Credit Facilities, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt							0		1,730
Repayment of long-term debt							0		(1,830)
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt							$ 157	$ 125	$ 1,269	$ 960
Exchange rate on proceeds from non-current borrowings							1.26	1.26	1.32	1.32
Repayment of long-term debt							$ (157)	$ (125)	$ (1,453)	$ (1,110)
Exchange rate on repayments of non-current borrowings							1.26	1.26	1.31	1.31
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt							$ 938		$ 0
Principal amount								$ 750		$ 0
Exchange rate on proceeds from non-current borrowings							1.25	1.25	0.00	0.00
Repayment of long-term debt							$ (1,761)		$ (750)
Net repayment of long-term debt							(823)		(750)
Net repayment of long-term debt							(823)		(750)
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ (1,761)		$ (500)		$ (250)		0		(750)
Senior Notes, US Portion
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ (1,400)		$ 0		$ 0	$ (1,761)	$ (1,400)	$ 0	$ 0
Exchange rate on repayments of non-current borrowings							1.26	1.26	0.00	0.00